Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Liabilities [Abstract]
ACCRUED LIABILITIES	NOTE 11 — ACCRUED LIABILITIES
	As of December 31,
	2024	2025
	US$’000	US$’000
Accrued expenses	50	237